Annual Total Returns - Fidelity Small Cap Growth K6 Fund [BarChart] - 07.31 Fidelity Small Cap Growth K6 Fund PRO-05 - Fidelity Small Cap Growth K6 Fund - Fidelity Small Cap Growth K6 Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return 2018	(4.61%)
Annual Return 2019	36.25%